Pension Plans And Other Post-Retirement Benefits (Schedule Of Changes In The Fair Value For Pension Assets Valued Using Significant Unobservable Inputs) (Details) (Fair Value, Inputs, Level 3 [Member], USD $)
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at January 1		$ 1,271,000
Relating to assets still held at the reporting date
Relating to assets sold during the period		7,000
Purchases, sales, and settlements		(1,278,000)
Transfers to / from level 3
Fair value of plan assets at December 31